Cover	Feb. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Entity File Number	001-39281
Entity Registrant Name	TMC the metals Co Inc.
Entity Central Index Key	0001798562
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	595 Howe Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T5
City Area Code	604
Local Phone Number	631-3115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
TMC Common Shares without par value [Member]
Document Information [Line Items]
Title of 12(b) Security	TMC Common Shares without par value
Trading Symbol	TMC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one TMC Common Share, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one TMC Common Share, each at an exercise price of $11.50 per share
Trading Symbol	TMCWW
Security Exchange Name	NASDAQ